MML SERIES INVESTMENT FUND
Supplement dated December 20, 2018 to the
Prospectus dated May 1, 2018 and the
Summary Prospectus dated May 1, 2018
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective January 1, 2019 the following information replaces similar information found under the heading Portfolio Manager in the section titled Management (page 26 of the Prospectus):
Portfolio Managers: Paul E. Marrkand, CFA is a Senior Managing Director and Equity Portfolio Manager at Wellington Management. He has managed the Fund since its inception (December 2011). Mr. Marrkand is expected to retire at the end of December 2019.
Joel Thomson, CFA, is a Managing Director and Equity Portfolio Manager at Wellington Management. He has managed the Fund since January 2019.
Effective January 1, 2019, the following information replaces similar information for Wellington Management Company LLP (“Wellington Management”) found on page 107 of the Prospectus under the heading Portfolio Managers in the section titled Management:
Paul E. Marrkand, CFA
is a portfolio manager of the MML Fundamental Growth Fund. Mr. Marrkand is a Senior Managing Director and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 2005. Mr. Marrkand is expected to retire at the end of December 2019.
Effective January 1, 2019 , the following information supplements the information for Wellington Management found on page 107 of the Prospectus under the heading Portfolio Managers in the section titled Management:
Joel Thomson, CFA
is a portfolio manager of the MML Fundamental Growth Fund. Mr. Thomson is a Managing Director and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 2008.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L7352-18-04
FG-18-01

MML SERIES INVESTMENT FUND
Supplement dated December 20, 2018 to the
Statement of Additional Information dated May 1, 2018
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective January 1, 2019, the following information replaces similar information for Wellington Management Company LLP related to the MML Fundamental Growth Fund found on page B-212 in the section titled Appendix C—Additional Portfolio Manager Information:
The portfolio managers of MML Fundamental Growth are Paul E. Marrkand and Joel Thomson.
Effective January 1, 2019, the following information supplements the information for Wellington Management Company LLP related to the MML Fundamental Growth Fund found on page B-212 in the section titled Appendix C—Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Joel Thomson
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

*
The information provided is as of September 30, 2018.

**
Does not include MML Fundamental Growth.

Ownership of Securities:
As of September 30, 2018, Mr. Thomson did not own any shares of MML Fundamental Growth.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI L7352-18-02